Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 147,300	$ 161,902	$ 369,137
Accounts receivable, net	64,776	36,371	46,998
Advance to suppliers	7,875,174	4,689,148	93,740
Inventories	2,105,308	2,824,353	2,213,311
Prepaid expenses	101,399	202,294	984,934
Other receivables	62,008	17,415	41,265
Total Current Assets	10,355,965	7,931,483	3,749,385
Noncurrent Assets
Property, plant and equipment, net	239,301	252,186	287,673
Right-of-use assets, net	1,278,600	1,459,496	1,904,349
Intangible assets, net	1,768	3,109	8,473
Lease deposit	52,592	52,523	69,992
Goodwill		218,606	218,606
Total Noncurrent Assets	1,572,261	1,985,920	2,489,093
Total Assets	11,928,226	9,917,403	6,238,478
Current Liabilities
Accounts payable	284,416	728,546	430,045
Operating lease liabilities, current	728,280	716,602	701,985
Finance lease liabilities, current	27,296	32,585
Contract liabilities	314,820	413,583	306,532
Loan from shareholders	173,643	385,147
Accrued liabilities and other payables	1,039,415	1,683,033	1,100,661
Other loan	3,472	13,424
Income tax payable	1,795,542	1,852,399	1,150,105
Total Current Liabilities	4,366,884	5,825,319	3,689,328
Noncurrent Liabilities
Other Loan	207,412	197,828	147,428
Operating lease liabilities, non-current	543,879	730,291	1,262,256
Finance lease liabilities, non-current	35,412	40,451
Income tax payable			643,112
Total Noncurrent Liabilities	786,703	968,570	2,052,796
Total Liabilities	5,153,587	6,793,889	5,742,124
Contingencies and Commitments
Stockholders’ Equity
Common stock, $0.001 par value; 250,000,000 shares authorized, 7,301,206 and 1,917,706 shares issued and outstanding as of December 31, 2024 and 2023, respectively	13,709	7,301	1,918
Additional paid-in capital	56,572,145	52,585,582	44,402,821
Accumulated other comprehensive income	519,171	522,146	521,425
Accumulated deficits	(50,330,386)	(49,991,515)	(44,429,810)
Total Stockholders’ Equity	6,774,639	3,123,514	496,354
Total Liabilities and Stockholders’ Equity	$ 11,928,226	$ 9,917,403	$ 6,238,478